Fair Value Measurement (Details) - Schedule of level 2 liabilities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurement (Details) - Schedule of level 2 liabilities [Line Items]
Balance as of December	$ 1,492
Gains (losses) recognized in profit or loss	3,373
Additions	7,518
Interest	60
Conversion	(10,697)
Adjustments arising from translating financial operation	(24)
Balance as of December	1,722
Warrants [Member]
Fair Value Measurement (Details) - Schedule of level 2 liabilities [Line Items]
Balance as of December	219
Gains (losses) recognized in profit or loss	(19)
Additions
Interest
Conversion
Adjustments arising from translating financial operation	(4)
Balance as of December	196
SAFE [Member]
Fair Value Measurement (Details) - Schedule of level 2 liabilities [Line Items]
Balance as of December	1,273
Gains (losses) recognized in profit or loss	2,330
Additions	4,161
Conversion	(6,680)
Adjustments arising from translating financial operation	(45)
Balance as of December	1,039
Convertible loan [Member]
Fair Value Measurement (Details) - Schedule of level 2 liabilities [Line Items]
Balance as of December
Gains (losses) recognized in profit or loss	612
Additions	3,047
Interest	60
Conversion	(3,361)
Adjustments arising from translating financial operation	(4)
Balance as of December	354
Financial derivative [Member]
Fair Value Measurement (Details) - Schedule of level 2 liabilities [Line Items]
Balance as of December
Gains (losses) recognized in profit or loss	450
Additions	310
Interest
Conversion	(656)
Adjustments arising from translating financial operation	29
Balance as of December	$ 133